CORPORATE INCOME TAX - Reconciliation of tax computed by applying the Vietnam's statutory tax rate to the Group's income tax expense (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Reconciliation of tax computed by applying the Vietnam's statutory tax rate of 20% to the Group's income tax expense
Statutory tax rate	20.00%	20.00%	20.00%	20.00%
Loss before tax expense	₫ (57,382,539)	$ (2,404,363,492)	₫ (48,902,132)	₫ (32,009,724)
Income tax benefit computed at the Vietnam statutory tax rate of 20%	(11,476,508)	(480,872,691)	(9,780,426)	(6,401,985)
Effect of preferential tax rates	5,189,246	217,432,638	4,397,659	3,086,200
Foreign tax rates differential	(341,129)	(14,293,538)	(232,379)	(128,853)
Non-deductible expenses	2,411,043	101,024,110	684,104	181,983
Change in valuation allowance	4,306,480	180,444,166	5,877,780	3,471,892
Income tax expense reported in the consolidated statement of operations	₫ 89,132	$ 3,734,685	₫ 946,738	₫ 209,237